Investment securities	12 Months Ended
Dec. 31, 2020
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Investment securities
17.	Investment securities

Million US dollar	31 December 2020	31 December 2019
Investment in unquoted companies	115	86
Investment on debt securities	22	25

Non-current investments	137	111
Investment on debt securities	396	91

Current investments	396	91
As of 31 December 2020, current debt securities of 396m US dollar mainly represented investments in government bonds (31 December 2019: 91m US dollar). The company’s investments in such short-term debt securities are primarily to facilitate liquidity and for capital preservation.